Shareholder Report, Average Annual Return (Details) WE0000000002524A_Dimensional Emerging Markets Core Equity 2 ETF_Single_TSR Annual {Single}	12 Months Ended	42 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional Emerging Markets Core Equity 2 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional Emerging Markets Core Equity 2 ETF – NAV
Average Annual Return, Percent	24.74%	10.93%
MSCI Emerging Markets IMI Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index (net div.)
Average Annual Return, Percent	26.10%	11.24%